Financial Instruments - Summary of Reconciliation of Financial Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 3,110,252
Ending balance	835,043	$ 3,110,252
Financial Liabilities at Fair Value Through Profit or Loss | Level 3
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	0	1,707,248
Issuance	2,550,000
Losses recognized in profit or loss	76,212	259,418
Settlement	(2,626,212)	(100,000)
Conversion		(1,866,666)
Ending balance	$ 0	$ 0